Invested Assets and Investment Income - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	$ 848,941	$ 917,643
Fair value of securitized liabilities	792,562	858,774
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	5
Segregated funds [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	5
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	249
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Profit (loss) from associates and joint ventures	851	1,300
Dividends received from associates and joint ventures	0	2
Securitized assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	5,167	4,725
Fair value of securitized liabilities	$ 4,865	$ 4,601